UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08702

                    ALLIANCE ALL-MARKET ADVANTAGE FUND, INC.
               (Exact name of registrant as specified in charter)

     1345 Avenue of the Americas, New York, New York                10105
         (Address of principal executive offices)                (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                   Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE ALL - MARKET ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
-------                                                    ------   ------------
COMMON STOCKS--90.6%

Technology--32.1%
Communication Equipment--10.2%
Corning, Inc.(a)                                           92,100    $ 1,810,686
Juniper Networks, Inc.(a)                                  67,400      1,503,020
QUALCOMM, Inc.                                             49,800      2,145,384
                                                                     -----------
                                                                       5,459,090
                                                                     -----------
Computer Hardware/ Storage--4.3%
Apple Computer, Inc.(a)                                    31,900      2,293,291
                                                                     -----------
Computer Peripherals--1.0%
Network Appliance, Inc.(a)                                 20,000        540,000
                                                                     -----------
Computer Software--1.2%
Electronic Arts, Inc.(a)                                   12,540        655,967
                                                                     -----------
Internet Infrastructure--3.4%
eBay, Inc.(a)                                              41,340      1,787,955
                                                                     -----------
Internet Media--4.1%
Yahoo!, Inc.(a)                                            56,500      2,213,670
                                                                     -----------
Semiconductor Components--7.8%
Broadcom Corp. Cl. A(a)                                    44,300      2,088,745
Marvell Technology Group Ltd. (a)                          28,600      1,604,174
Texas Instruments, Inc.                                    15,800        506,706
                                                                     -----------
                                                                       4,199,625
                                                                     -----------
Software--0.1%
NAVTEQ Corp.(a)                                             1,300         57,031
                                                                     -----------
                                                                      17,206,629
                                                                     -----------
Health Care--16.1%
Biotechnology--7.7%
Affymetrix,  Inc.(a)                                        4,800        229,200
Amgen, Inc.(a)                                              9,900        780,714
Genentech, Inc.(a)                                         22,800      2,109,000
Gilead Sciences, Inc.(a)                                   19,100      1,005,233
                                                                     -----------
                                                                       4,124,147
                                                                     -----------
Drugs--3.5%
Teva Pharmaceutical Industries Ltd. (ADR)                  43,800      1,883,838
                                                                     -----------
Medical Products--3.6%
Alcon, Inc.                                                11,100      1,438,560
St. Jude Medical, Inc.(a)                                   9,900        496,980
                                                                     -----------
                                                                       1,935,540
                                                                     -----------

Company                                                    Shares   U.S. $ Value
-------                                                    ------   ------------
Medical Services--1.3%
Caremark RX, Inc.(a)                                       13,800    $   714,702
                                                                     -----------
                                                                       8,658,227
                                                                     -----------
Consumer Services--14.7%
Advertising--0.9%
Clear Channel Outdoor Holdings, Inc. Cl. A(a)              10,000        200,500
Getty Images, Inc.(a)                                       3,100        276,737
                                                                     -----------
                                                                         477,237
                                                                     -----------
Broadcasting & Cable--0.8%
The E.W. Scripps Co. Cl. A                                  8,800        422,576
                                                                     -----------
Restaurant & Lodging--1.7%
Carnival Corp.                                              7,100        379,637
Starbucks Corp.(a)                                         17,800        534,178
                                                                     -----------
                                                                         913,815
                                                                     -----------
Retail - General Merchandise--5.4%
Lowe's Cos., Inc.                                          22,200      1,479,852
Target Corp.                                               26,000      1,429,220
                                                                     -----------
                                                                       2,909,072
                                                                     -----------
Miscellaneous--5.9%
Google, Inc. Cl. A(a)(b)                                    7,600      3,152,936
                                                                     -----------
                                                                       7,875,636
                                                                     -----------
Finance--11.7%
Banking - Money Center--2.1%
JPMorgan Chase & Co.                                        7,300        289,737
UBS AG                                                      8,900        846,835
                                                                     -----------
                                                                       1,136,572
                                                                     -----------

Banking - Regional--1.0%
Northern Trust Corp.                                        9,900        513,018
                                                                     -----------
Brokerage & Money Management--7.3%
Franklin Resources, Inc.                                   12,500      1,175,125
Legg Mason, Inc.                                            9,200      1,101,148
Merrill Lynch & Co., Inc.                                   8,900        602,797
The Goldman Sachs Group, Inc.                               8,100      1,034,451
                                                                     -----------
                                                                       3,913,521

                                                                     -----------
Insurance--1.3%
ACE Ltd.                                                    9,300        496,992
AFLAC, Inc.                                                 4,600        213,532
                                                                     -----------
                                                                         710,524
                                                                     -----------
                                                                       6,273,635
                                                                     -----------

                                                      Shares or
Company                                              Contracts(c)   U.S. $ Value
-------                                              ------------   ------------
Energy--10.7%
Oil Service--10.7%
GlobalSantaFe Corp.                                      9,100       $   438,165
Halliburton Co.                                         43,200         2,676,672
Nabors Industries Ltd.(a)                               24,200         1,833,150
Noble Corp.                                              7,800           550,212
Schlumberger Ltd.                                        2,800           272,020
                                                                     -----------
                                                                       5,770,219
                                                                     -----------
Consumer Staples--2.2%
Retail Stores - Food--2.2%
Walgreen Co.                                            12,500           553,250
Whole Foods Market, Inc.                                 8,000           619,120
                                                                     -----------
                                                                       1,172,370
                                                                     -----------
Aerospace & Defense--2.1%
Aerospace-2.1%
The Boeing Co.                                          15,900         1,116,816
                                                                     -----------
Capital Goods--0.7%
Miscellaneous--0.7%
General Electric Co.                                    11,300           396,065
                                                                     -----------
Multi Industry Companies-0.3%
Textron, Inc.                                            2,000           153,960
                                                                     -----------
Total Common Stocks
   (cost $35,813,122)                                                 48,623,557
                                                                     -----------
CALL OPTIONS PURCHASED(a)--7.5%
American Group, Inc.
   expiring Jan '06 @ $40                                   80           226,800
American International Group, Inc.
   expiring May '06 @ $40                                   84           241,500
General Electric Co.
   expiring Jan '06  @ $25                                 315           318,150
The Procter & Gamble Co.
   expiring Jul '06 @ $30                                  350           983,500
The Proctor & Gamble Co.
   expiring Jan '06 @ $30                                   40           105,800
The Procter & Gamble Co.
   expiring Jul '06 @ $30                                  350           983,500
St. Jude Medical, Inc.
   expiring Jan '06 @ $30                                  170           348,500
UnitedHealth Group, Inc.
   expiring Jan '06 @ $30                                  237           764,325
WellPoint, Inc.
   expiring Jan '06 @ $42.5                                155           578,150
WellPoint, Inc.
   expiring Jan '07 @ $45                                  127           469,265
                                                                     -----------
Total Call Options Purchased
   (cost $3,507,919)                                                   4,035,990
                                                                     -----------

                                                        Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
-------                                                 ---------   ------------
SHORT-TERM INVESTMENT--3.4%
Time Deposit--3.4%
The Bank of New York
   3.25%, 1/03/06
   (cost $1,802,000)                                      $1,802    $ 1,802,000
                                                                    -----------
Total Investments--101.5%
   (cost $41,123,041)                                                54,461,547
Other assets less liabilities--(1.5%)                                  (817,031)
                                                                    -----------
Net Assets--100%                                                    $53,644,516
                                                                    -----------

FUTURES CONTRACTS SOLD (c)

                                                                Value at
             Number of              Expiration    Original    December 31,    Unrealized
   Type      Contracts   Position      Month        Value         2005       Appreciation
----------   ---------   --------   ----------   ----------   ------------   ------------
NASDAQ 100       17        Short    March 2006   $2,850,900    $2,820,300       $30,600

(a)  Non-income producing security.

(b) Position, or portion thereof, with an aggregate market value of $ 622,290 has been segregated to collateralize open futures contracts.

(c)  One contract relates to 100 shares unless otherwise indicated.

     Glossary:

     ADR - American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance All-Market Advantage Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 21, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: February 21, 2006